Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (6,869)
Change in current assets or liabilities:
Net cash used in operating activities	(6,869)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital contribution	6,869
Net increase in cash and cash equivalents
Cash and cash equivalents, at the beginning of the period	0
Cash and cash equivalents, at the end of the period	0	0
Cash paid during the year for:
Income tax payments
Interest payments
Non- cash investing and financing activities:
Debt forgiven by related party recorded as capital contribution		$ 4,008